Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits [Line Items]
Weighted average duration of short term employee benefit obligations	12
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	6.97%	4.41%
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	61.23%	54.87%